Schedule of Investments (unaudited)
June 30, 2026
iShares® MSCI USA Quality GARP ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.6%
Axon Enterprise, Inc.(a)	5,300	$ 2,971,233
FTAI Aviation Ltd.	2,316	626,548
General Electric Co.	143,980	53,809,646
HEICO Corp.	13,817	4,921,477
HEICO Corp., Class A	24,510	6,321,374
Howmet Aerospace, Inc.	64,726	17,402,232
Rocket Lab Corp.(a)	59,979	6,096,865
		92,149,375
Automobiles — 0.1%
Ford Motor Co.	257,118	3,573,940
Banks — 0.9%
Citigroup, Inc.	111,939	15,666,982
Citizens Financial Group, Inc.	83,643	5,860,865
		21,527,847
Biotechnology — 0.2%
Alnylam Pharmaceuticals, Inc.(a)	4,347	1,308,577
Incyte Corp.(a)	11,096	1,257,843
Natera, Inc.(a)	4,409	1,196,823
Neurocrine Biosciences, Inc.(a)	6,247	1,052,838
		4,816,081
Broadline Retail — 2.9%
Amazon.com, Inc.(a)	158,164	37,696,808
MercadoLibre, Inc.(a)	20,874	35,431,319
		73,128,127
Capital Markets — 0.6%
Ares Management Corp., Class A	13,750	1,530,512
KKR & Co., Inc., Class A	40,961	3,759,401
LPL Financial Holdings, Inc.	15,797	4,449,699
Robinhood Markets, Inc., Class A(a)	49,236	4,937,386
		14,676,998
Communications Equipment — 1.4%
Arista Networks, Inc.(a)	189,032	32,112,756
Ciena Corp.(a)	8,390	4,115,799
		36,228,555
Construction & Engineering — 2.3%
Comfort Systems U.S.A., Inc.	5,667	11,231,711
EMCOR Group, Inc.	14,354	11,912,098
MasTec, Inc.(a)	2,835	1,179,530
Quanta Services, Inc.	48,258	34,747,690
		59,071,029
Consumer Finance — 0.2%
SoFi Technologies, Inc.(a)(b)	251,067	4,501,631
Electric Utilities — 0.8%
Constellation Energy Corp.	30,292	7,523,624
NRG Energy, Inc.	93,638	13,676,766
		21,200,390
Electrical Equipment — 0.7%
Bloom Energy Corp., Class A(a)	6,218	1,882,188
GE Vernova, Inc.	6,208	7,293,531
Vertiv Holdings Co., Class A	25,139	8,417,040
		17,592,759
Electronic Equipment, Instruments & Components — 2.4%
Amphenol Corp., Class A	217,608	38,368,642
Coherent Corp.(a)	10,991	4,335,620
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Fabrinet(a)	6,349	$ 3,568,646
Jabil, Inc.	37,486	14,450,103
		60,723,011
Energy Equipment & Services — 0.1%
TechnipFMC PLC	39,358	2,609,435
Entertainment — 2.9%
Live Nation Entertainment, Inc.(a)	5,397	988,245
Netflix, Inc.(a)	1,008,623	72,015,682
		73,003,927
Financial Services — 5.7%
Affirm Holdings, Inc., Class A(a)(b)	9,120	743,736
Block, Inc., Class A(a)	33,615	2,554,740
Corpay, Inc.(a)	12,360	4,119,217
Mastercard, Inc., Class A	80,284	41,233,862
Rocket Cos., Inc., Class A(a)	58,928	928,116
Toast, Inc., Class A(a)	46,431	1,291,711
Visa, Inc., Class A	274,709	94,249,911
		145,121,293
Ground Transportation — 0.8%
Uber Technologies, Inc.(a)	246,530	17,789,605
XPO, Inc.(a)	5,295	1,087,010
		18,876,615
Health Care Equipment & Supplies — 1.0%
Boston Scientific Corp.(a)	97,518	4,162,068
Dexcom, Inc.(a)	75,782	5,103,918
IDEXX Laboratories, Inc.(a)	18,252	9,608,583
Insulet Corp.(a)	4,527	689,236
ResMed, Inc.	28,688	5,590,717
		25,154,522
Health Care Providers & Services — 0.3%
Centene Corp.(a)	32,286	2,072,438
McKesson Corp.	8,033	6,069,735
		8,142,173
Hotels, Restaurants & Leisure — 5.3%
Airbnb, Inc., Class A(a)	194,546	27,839,533
Booking Holdings, Inc.	51,400	9,161,536
Carnival Corp. Ltd.	83,900	2,397,023
Chipotle Mexican Grill, Inc.(a)	299,127	10,170,318
DoorDash, Inc., Class A(a)	84,730	15,635,227
Expedia Group, Inc.	53,762	13,756,620
Flutter Entertainment PLC(a)	64,021	6,541,026
Hilton Worldwide Holdings, Inc.	7,496	2,477,128
Las Vegas Sands Corp.	137,181	6,336,390
Marriott International, Inc., Class A	7,184	2,662,319
Royal Caribbean Cruises Ltd.	116,572	37,015,107
		133,992,227
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	22,205	3,522,379
Insurance — 0.1%
Everest Group Ltd.	7,885	2,816,759
Interactive Media & Services — 7.2%
Alphabet, Inc., Class A	203,547	72,741,592
Alphabet, Inc., Class C, NVS	64,900	22,931,117
Meta Platforms, Inc., Class A	150,287	84,655,164
Reddit, Inc., Class A(a)	3,938	683,558
		181,011,431
IT Services — 0.7%
Cloudflare, Inc., Class A(a)	18,377	4,507,511

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® MSCI USA Quality GARP ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
MongoDB, Inc., Class A(a)	4,660	$ 1,565,294
Okta, Inc., Class A(a)	20,057	2,736,778
Snowflake, Inc., Class A(a)	19,464	4,953,588
Twilio, Inc., Class A(a)	17,059	3,519,783
		17,282,954
Metals & Mining — 1.0%
Coeur Mining, Inc.	475,187	7,755,052
Freeport-McMoRan, Inc.	235,788	14,828,707
Newmont Corp.	35,441	3,310,190
		25,893,949
Oil, Gas & Consumable Fuels — 2.5%
Cheniere Energy, Inc.	47,066	11,249,244
EQT Corp.	116,876	6,214,297
Marathon Petroleum Corp.	9,673	2,473,096
Phillips 66	131,578	22,243,261
Targa Resources Corp.	34,355	9,211,950
Texas Pacific Land Corp.	13,461	5,891,072
Valero Energy Corp.	19,618	5,109,312
		62,392,232
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	22,718	2,127,768
United Airlines Holdings, Inc.(a)	11,213	1,524,856
		3,652,624
Pharmaceuticals — 3.7%
Eli Lilly & Co.	78,725	94,425,127
Professional Services — 0.2%
Jacobs Solutions, Inc.	37,916	4,777,416
Semiconductors & Semiconductor Equipment — 28.4%
Advanced Micro Devices, Inc.(a)	96,195	55,880,637
Astera Labs, Inc.(a)	8,058	3,892,175
Broadcom, Inc.	265,382	100,248,051
Credo Technology Group Holding Ltd.(a)	9,831	2,673,540
First Solar, Inc.(a)	12,104	2,856,060
KLA Corp.	541,324	163,322,864
Lam Research Corp.	221,049	95,787,163
Marvell Technology, Inc.	50,482	15,038,083
Microchip Technology, Inc.	32,038	2,921,866
Micron Technology, Inc.	133,069	153,600,216
Monolithic Power Systems, Inc.	2,785	3,849,873
NVIDIA Corp.	525,859	105,219,127
Teradyne, Inc.	27,802	13,451,720
		718,741,375
Software — 17.2%
Adobe, Inc.(a)	333,883	68,452,693
AppLovin Corp., Class A(a)	40,811	21,027,052
Atlassian Corp., Class A(a)	20,102	1,563,735
Autodesk, Inc.(a)	74,970	14,575,667
Cadence Design Systems, Inc.(a)	49,057	18,412,073
Circle Internet Group, Inc., Class A(a)	8,781	549,954
Security	Shares	Value
Software (continued)
Crowdstrike Holdings, Inc., Class A(a)	14,628	$ 11,163,212
Datadog, Inc., Class A(a)	18,494	4,815,098
Fair Isaac Corp.(a)(b)	1,360	1,624,901
Fortinet, Inc.(a)	519,482	79,802,825
IREN Ltd.(a)(b)	38,395	1,755,803
Microsoft Corp.	277,903	103,663,377
Oracle Corp.	203,615	29,839,778
Palantir Technologies, Inc., Class A(a)	385,481	44,974,068
Palo Alto Networks, Inc.(a)	48,019	16,375,439
Samsara, Inc., Class A(a)	20,738	672,533
ServiceNow, Inc.(a)	123,902	12,300,991
Workday, Inc., Class A(a)	24,954	3,054,869
Zscaler, Inc.(a)	6,186	873,154
		435,497,222
Specialty Retail — 0.6%
Burlington Stores, Inc.(a)	14,450	4,577,760
Carvana Co., Class A(a)	147,782	9,727,011
		14,304,771
Technology Hardware, Storage & Peripherals — 5.7%
Apple Inc.	388,027	112,279,492
Dell Technologies, Inc., Class C	35,674	15,391,904
IonQ, Inc.(a)(b)	20,326	1,082,563
Seagate Technology Holdings PLC	12,933	12,480,345
Super Micro Computer, Inc.(a)	60,478	1,773,820
		143,008,124
Textiles, Apparel & Luxury Goods — 0.2%
Lululemon Athletica, Inc.(a)	45,696	5,217,569
Total Long-Term Investments — 99.9% (Cost: $2,159,938,997)		2,528,633,867
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)(e)	9,117,673	9,120,409
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)(d)	1,962,824	1,962,824
Total Short-Term Securities — 0.5% (Cost: $11,082,889)		11,083,233
Total Investments — 100.4% (Cost: $2,171,021,886)		2,539,717,100
Liabilities in Excess of Other Assets — (0.4)%		(8,908,893)
Net Assets — 100.0%		$ 2,530,808,207

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® MSCI USA Quality GARP ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 5,820,926	$ 3,298,226 (a)	$ —	$ 511	$ 746	$ 9,120,409	9,117,673	$ 3,428 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	2,218,187	—	(255,363)(a)	—	—	1,962,824	1,962,824	18,442	—
				$ 511	$ 746	$ 11,083,233		$ 21,870	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Nasdaq 100 Index	25	09/18/26	$ 1,526	$ 38,411
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® MSCI USA Quality GARP ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 2,528,633,867	$ —	$ —	$ 2,528,633,867
Short-Term Securities
Money Market Funds	11,083,233	—	—	11,083,233
	$ 2,539,717,100	$ —	$ —	$ 2,539,717,100
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 38,411	$ —	$ —	$ 38,411

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust